Related Party Transactions and Balances (Details)	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Related Party Transactions and Balances [Line Items]
Revenues	$ 49,450,434	$ 6,333,060	$ 44,684,149	$ 54,619,541
Cost of revenue	42,120,168	5,394,281	37,295,682	40,685,688
Human resource services fee			119,000	204,000
General and administrative expenses	4,480,135	573,766	4,244,637	4,468,484
Contract liabilities			1,800,000
Prepayment expenses			100,000
DataCube Research Centre Limited [Member]
Related Party Transactions and Balances [Line Items]
Revenues	1,800,000	230,524	7,200,000	5,800,000
Logic Network Limited [Member]
Related Party Transactions and Balances [Line Items]
Cost of revenue	$ 1,140,000	$ 145,998	1,198,545	2,316,456
Macro Systems Limited [Member]
Related Party Transactions and Balances [Line Items]
Revenues			1,275,000	6,175,000
Boxasone Limited [Member]
Related Party Transactions and Balances [Line Items]
Cost of revenue				615,000
General and administrative expenses			$ 35,000	60,000
Generated revenue				2,500,000
China Information Technology Development Limited [Member]
Related Party Transactions and Balances [Line Items]
Percentage of ownes shares	10.00%	10.00%
HONG KONG | Computer Equipment [Member]
Related Party Transactions and Balances [Line Items]
BAO amount				$ 250,000